Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions and Balances [Absract]
Schedule of Name of Related Parties and Relationship with the Company	Related Parties:
Name of related parties	Relationship with the Company
Jiangsu Zhongxiangxin International Science and Technology Innovation Park Co., Ltd. ( “Zhongxiangxin”)	An entity method investee
Hainan Guoxie Technology Group Co. Ltd. (“Hainan Guoxie”)	An entity method investee
Jiangsu Guomai Medical Equipment Co., Ltd (“Jiangsu Guomai”)	An entity method investee
Yangzhou Meihua Import and Export Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu, Chairman and shareholder of the Company
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu, Chairman and shareholder of the Company
Li Jun	Director of Hainan Guoxie
Liu Fang	Daughter of Yongjun Liu, Chairman and shareholder of the Company

Schedule of Accounts Receivable and Due from Related Parties	Accounts receivable from a related party
	For the Year Ended December 31,
Name of related party	2024	2023	2022
Yangzhou Meihua Import and Export Co., Ltd.	$727,180	$456,361	$-
Due from related parties
Due from a related party-current	For the Year Ended December 31,
Name of related party	2024	2023	2022
Li Jun	$-	$21,127	$-
Zhongxiangxin	6,854,443	-	-
Hainan Guoxie	10,190,726	-	-
Total	$17,045,169	$21,127	$-

Deposits to a related party -noncurrent

	For the Year Ended December 31,
Name of related party	2024	2023	2022
Liu Fang	$-	$9,155,059	$-

The Company sells products to its related parties and the sales amount from related parties for 2024, 2023 and 2022 are as follows:

	For the Year Ended December 31,
Name of related party	2024	2023	2022
Yangzhou Meihua Import and Export Co., Ltd.	$768,553	$416,441	$18,780
Shanghai Xinya Pharmaceutical Hanjiang Co., Ltd.	-	-	10,416
Total	$768,553	$416,441	$29,196